245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 1, 2019

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund III (the trust): File Nos. 033-54837 and 811-07205

Balanced Portfolio

Dynamic Capital Appreciation Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Mid Cap Portfolio

Value Strategies Portfolio

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/William C. Coffey

William C. Coffey

Secretary of the Trust